Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Revenues	$ 26,272
Total Revenue	26,272
Cost of Revenues
Carrier fees	17,450
Dispatch costs	450
Total Cost of Revenues	17,900
Gross Profit	8,372
Operating Expenses:
Legal and professional	31,650
Rent - affiliate	900
General and administrative expenses	2,534
Total Operating Expenses	35,084
Operating Loss	(26,712)
Other income (expense):
Gain on change in fair value of derivative	91
Amortization of debt discount	(35)
Interest expense	(2)
Total Operating Expenses	54
Net Loss	$ (26,658)	$ 26
Net Loss per Common Share
Basic and Diluted
Weighted Average Common Shares Outstanding:
Basic and Diluted	114,213,434
Save on Transport Inc [Member]
Revenues		72,222
Total Revenue		72,222
Cost of Revenues
Carrier fees		50,375
Compliance		129
Dispatch costs		450
Total Cost of Revenues		50,954
Gross Profit		21,268
Operating Expenses:
Legal and professional		5,871
Payroll and related expenses		9,919
Rent - affiliate		1,500
General and administrative expenses		3,952
Total Operating Expenses		21,242
Operating Loss		26
Other income (expense):
Net Loss		$ 26
Net Loss per Common Share
Basic Earnings Per Share		$ 0.00
Diluted Earnings Per Share		$ 0.00
Weighted Average Common Shares Outstanding:
Basic		10,000
Diluted		10,000